Investments (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2023
Investments (Details) [Line Items]
Impairment loss			$ 0.9
Common shares received (in Shares)	315,289		55,322	322,084
Financial assets are recorded at fair value		$ 3.6	$ 3.7
Fair value of investments		0.1
Net loss		$ 0.1
Paramount Gold Nevada Corp [Member]
Investments (Details) [Line Items]
Common shares issued (in Shares)	43,928
Interest, percentage		4.90%	5.60%
Net loss		$ 0.1
Carrying value of investment		$ 1.3	$ 1.4